RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

28.	RELATED PARTY TRANSACTIONS

a) Transactions with existing related parties:

Net revenues/(expenses): The transactions with other related parties for the years ended December 31, 2021, 2020 and 2019 consisted of the following:

(in thousands of $)	2021	2020	2019
ECGS (1)	1,482	—	—
Avenir LNG (2)	468	980	—
Borr Drilling (3)	348	384	542
2020 Bulkers (4)	111	45	265
Magni Partners (5)	(189)	(606)	(858)
The Cool Pool (6)	—	—	39,666
Total	2,220	803	39,615

Receivables: The balances with other related parties as of December 31, 2021 and 2020 consisted of the following:

(in thousands of $)	2021	2020
Avenir LNG (2)	3,225	980
Borr Drilling (3)	149	936
Magni Partners (5)	81	81
2020 Bulkers (4)	29	51
Total	3,484	2,048

(1) We chartered Golar Ice to ECGS during the year ended December 31, 2021.

(2) Avenir LNG entered into agreements to compensate Golar in relation to the provision of certain debt guarantees relating to Avenir LNG and its subsidiaries. This compensation amounted to an aggregate of $0.5 million, $1.0 million and $nil for the years ended December 31, 2021, 2020 and 2019, respectively. In October 2021, we provided a one year revolving shareholder loan of $5.3 million to Avenir, of which $1.8 million was drawn as of December 31, 2021. The facility bears a fixed interest rate of 5% per annum. As of December 31, 2021, we have an interest receivable and commitment fee receivable on the undrawn portion of the loan of $15.3 thousand and $12.3 thousand, respectively.

(3) Borr Drilling - Tor Olav Trøim is the founder, and director of Borr Drilling, a Bermuda company listed on the Oslo and NASDAQ stock exchanges. Receivables comprise primarily of management and administrative services provided by our Bermuda corporate office.

(4) 2020 Bulkers is a related party by virtue of common directorships. Receivables comprise primarily of management and administrative services provided by our Bermuda corporate office.

(5) Magni Partners - Tor Olav Trøim is the founder of, and partner in, Magni Partners (Bermuda) Limited, a privately held Bermuda company, and is the ultimate beneficial owner of the company. Receivables and payables from Magni Partners comprise primarily of the cost (without mark-up) or part cost of personnel employed by Magni Partners who have provided advisory and management services to Golar. These costs do not include any payment for any services provided by Tor Olav Trøim himself.

(6) The Cool Pool - On July 8, 2019 GasLog's vessel charter contracts had concluded and withdrew their participation from the Cool Pool. Following GasLog's departure, we assumed sole responsibility for the management of the Cool Pool and consolidate the Cool Pool. From the point of consolidation, the Cool Pool ceased to be a related party.
The table below summarizes our net earnings (impacting each line item in our consolidated statement of operation) generated from our participation in the Cool Pool:

(in thousands of $)	2019
Time and voyage charter revenues	43,332
Time charter revenues - collaborative arrangement	23,359
Voyage, charterhire expenses and commission expenses	(8,092)
Voyage, charterhire and commission expenses - collaborative arrangement	(18,933)
Net income from the Cool Pool	39,666

b) Transactions with former related parties

b.1) Golar Partners and subsidiaries:

Following the completion of the GMLP Merger on April 15, 2021, Golar Partners ceased to be a related party and subsequent transactions with Golar Partners and its subsidiaries are treated as a third party and settled under normal payment terms. Furthermore, the management and administrative services agreement and ship management fee agreement were terminated and replaced with the transition services agreement, Bermuda services agreement and ship management agreements (note 14).

Net revenues: The transactions with Golar Partners and its subsidiaries for the period from January 1, 2021 to April 15, 2021 and for the years ended December 31, 2020 and 2019 consisted of the following:

(in thousands of $)	Period ended April 15, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Management and administrative services revenue (1)	1,717	7,941	9,645
Ship management fees revenue (2)	2,251	5,263	4,460
Interest income on short-term loan (3)	18	317	109
Total	3,986	13,521	14,214

Receivables (payables): The balances with Golar Partners and subsidiaries as of December 31, 2021 and 2020 consisted of the following:

(in thousands of $)	2021	2020
Balances due to Golar Partners and its subsidiaries (3)	—	(1,133)
Methane Princess lease security deposit movements (4)	—	349
Total	—	(784)

(1) Management and administrative services revenue - On March 30, 2011, Golar Partners entered into a management and administrative services agreement with Golar Management Limited (“Golar Management”), a wholly-owned subsidiary of Golar, pursuant to which Golar Management will provide to Golar Partners certain management and administrative services. The services provided by Golar Management are charged at cost plus a management fee equal to 5% of Golar Management’s costs and expenses incurred in connection with providing these services. Golar Partners may terminate the agreement by providing 120 days written notice.

(2) Ship management fees - Golar and certain of its affiliates charge ship management fees to Golar Partners for the provision of technical and commercial management of Golar Partners' vessels. Each of Golar Partners’ vessels is subject to management agreements pursuant to which certain commercial and technical management services are provided by Golar Management. Golar Partners may terminate these agreements by providing 30 days written notice.

(3) Interest income on short-term loan, balances due(to)/from Golar Partners and its subsidiaries - Receivables and payables with Golar Partners and its subsidiaries are comprised primarily of unpaid management fees and expenses for management, advisory and administrative services, dividends in respect of the Hilli Common Units and other related party arrangements including the short term loan and Hilli disposal. In addition, certain receivables and payables arise when we pay an invoice on behalf of a related party and vice versa. Receivables and payables are generally settled quarterly in arrears. Balances owing to or due from Golar Partners and its subsidiaries are unsecured, interest-free and intended to be settled in the ordinary course of business.
During the year ended December 31, 2020, we loaned a total of $45.0 million with interest of LIBOR plus a margin of 5.0% to Golar Partners. The loan was fully repaid, including interest of $0.3 million during the year ended December 31, 2020.

In November 2019, we loaned $15.0 million to Golar Partners, with interest of LIBOR plus 5.0%. The loan was fully repaid, including interest of $0.1 million, in December 2019.

(4) Methane Princess lease security deposit movements - This represents net advances from Golar Partners since its IPO, which correspond with the net release of funds from the security deposits held relating to a lease for the Methane Princess. This is in connection with the Methane Princess tax lease indemnity provided to Golar Partners under the predecessor Omnibus Agreement which terminated on April 15, 2021.

Under the predecessor omnibus agreement, we provided a $11.4 million tax indemnification guarantee to Golar Partners in connection with the Methane Princess finance lease which was voluntarily terminated contemporaneously with closing of the GMLP Merger (note 29) where we paid $8.6 million and $0.8 million to the lessor and Golar Partners respectively, and released the remaining liability to the income statement (note 14).

Other transactions:

During the period ended April 15, 2021 and years ended December 2020 and 2019, we received total distributions from Golar Partners of $0.5 million, $10.5 million, and $36.8 million, respectively, with respect to common units and general partners units owned by us.

During the period ended April 15, 2021 and years ended December 2020 and 2019, Hilli LLC declared distributions totaling $7.2 million $19.4 million and $17.5 million, respectively, with respect to the common units owned by Golar Partners. We have agreed to indemnify Golar Partners for certain costs incurred in Hilli operations, when these costs exceed a contractual ceiling, capped at $20 million. Costs indemnified include vessel operating expenses, taxes, maintenance expenses, employee compensation and benefits, and capital expenditures. Included within the Hilli distributions for the period ended April 15, 2021 and years ended December 2020 and 2019, is $0.1 million, $0.4 million and $2.2 million, respectively with respect to Hilli's indemnification cost. As of December 31, 2021, 2020 and 2019, we have a dividend payable of $nil, $nil and $4.5 million, respectively, to Golar Partners.

b.2) Hygo and subsidiaries:

Following the completion of the Hygo Merger on April 15, 2021, Hygo ceased to be a related party and subsequent transactions with Hygo and its subsidiaries are treated as third-party transactions and settled under normal payment terms. Furthermore, the management and administrative services agreement and ship management fee agreement were terminated and replaced with the transition services agreement, Bermuda services agreement and ship management agreements (note 14).

Net revenues: The transactions with Hygo and its subsidiaries for the period from January 1, 2021 to April 15, 2021 and for the years ended December 31, 2020 and 2019 consisted of the following:

(in thousands of $)	Period ended April 15, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Management and administrative services revenue	2,051	5,281	5,904
Ship management fees income	904	1,780	1,210
Debt guarantee compensation (1)	676	3,826	693
Other (2)	—	—	(2)
Total	3,631	10,887	7,805
Payables: The balances with Hygo and its subsidiaries as of December 31, 2021 and 2020 consisted of the following:

(in thousands of $)	2021	2020
Balances due to Hygo and subsidiaries (2)	—	(11,222)

(1) Debt guarantee compensation - In connection with the closing of the Hygo and Stonepeak transaction, Hygo entered into agreements to compensate Golar in relation to certain debt guarantees (as further described under the subheading “Guarantees and other”) relating to Hygo and subsidiaries. The compensation amounted to $0.7 million, $3.8 million and $0.7 million income for the period from January 1, 2021 to April 15, 2021 and for the years ended December 31, 2020 and 2019, respectively.

(2) Balances due to Hygo and subsidiaries - Receivables and payables with Hygo and its subsidiaries are comprised primarily of unpaid management fees, advisory and administrative services. In addition, certain receivables and payables arise when we pay an invoice on behalf of a related party and vice versa. Receivables and payables are generally settled quarterly in arrears. Balances owing to or due from Hygo and its subsidiaries are unsecured, interest-free and intended to be settled in the ordinary course of business. In December 2019, we loaned $7.0 million to Hygo, with interest of LIBOR plus 5.0%. The loan was fully repaid, including interest, in December 2019.

Guarantees:

a) Debt guarantees - As described in (i) above, we receive compensation from Hygo in relation to our provision of guarantees on certain of its long term debt. In January 2020, the Golar Celsius was refinanced and we provided a debt guarantee to a third party bank in respect of the secured debt facility maturing on March 2027. We have also agreed to provide a debt guarantee on the Golar Nanook to a third party bank in respect of the secured debt facility maturing on September 2030. In December 2019, the Golar Penguin was refinanced, with a cross-default provision on the Golar Crystal. A cross-default provision means that if we or Hygo default on one loan or lease, we would then default on our other loans containing such cross-default provision. These debt facilities are secured against specific vessels. The liability which is recorded in “Other current liabilities” and “Other non-current liabilities” is being amortized over the remaining term of the respective debt facilities with the credit being recognized in “Other financial item”. These debt facilities are secured against specific vessels. As of December 31, 2020, we guaranteed $422.3 million of Hygo's gross long-term debt obligations.

Other transactions:

Net Cool Pool expenses/income - Net expenses/income relating to the other pool participants are presented in our consolidated Statement of Operation in the line item “Voyage, charter hire and commission expenses” for the period from January 1, 2021 to April 15, 2021 and for the years ended December 31, 2021 and 2020 amounted to $2.9 million and $2.1 million of net expenses and $1.6 million of net income, respectively.

b.3) OneLNG and subsidiaries:

Receivables: The balances with OneLNG and its subsidiaries as of December 31, 2021 and 2020 consisted of the following:

(in thousands of $)	2021	2020
Balances due from OneLNG (1)	—	64

(1) Balances due from OneLNG - Receivables with One LNG and its subsidiaries comprise primarily of unpaid advisory, administrative services and payment on behalf of a related party. Balances due from OneLNG are unsecured and interest free.
Subsequent to the decision to dissolve OneLNG, we have written off $0.1 million, $nil and $3.0 million of the trading balance with OneLNG for the years ended December 31, 2021, 2020 and 2019, respectively, to “Other operating income” in our consolidated statements of operations as we deem it to be no longer recoverable. During the year ended December 31, 2021, 2020 and 2019, we received $nil, $0.6 million and $4.5 million from OneLNG.